Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.           Subsequent Events

Warrant Modification and Exercise

Effective January 17, 2013, we reduced the exercise price of our then-outstanding Series B Common Stock Purchase Warrants (see Note 6).  The exercise price for all the Series B Warrants was reduced from $0.75 to $0.60 per share.  The exercise price for the Series A Warrants and Series C Warrants that were issued concurrently with the Series B Warrants did not change.  In consideration for the reduction of the exercise price, the holders of the Series B Warrants immediately exercised 1,766,667 of the Series B Warrants for cash, resulting in total proceeds to the Company of $1,060,000.  The expiration date of Series B Warrants with respect to the remaining 1,166,667 shares was extended from March 21, 2013 to May 21, 2013.  In January 2013, we recorded general and administrative expense of $218,551 associated with the warrant modifications.